UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07831

FMI Funds, Inc.
(Exact name of Registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
(Name and address of agent for service)

414-226-4555
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Item 1. Schedules of Investments.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS - 92.3% (a)

COMMERCIAL SERVICES SECTOR - 3.0%
	Advertising/Marketing Services - 3.0%
2,264,000	Omnicom Group Inc.	$187,685,600

COMMUNICATIONS SECTOR - 3.8%
	Specialty Telecommunications - 3.8%
1,777,150	CenturyLink Inc.	42,438,342
3,325,000	Level 3 Communications Inc. *	197,172,500
		239,610,842
CONSUMER DURABLES SECTOR - 3.4%
	Tools & Hardware - 3.4%
1,550,000	Stanley Black & Decker Inc.	218,131,500

CONSUMER NON-DURABLES SECTOR - 5.2%
	Food: Major Diversified - 3.2%
2,340,000	Nestle' S.A. - SP-ADR	204,048,000

	Household/Personal Care - 2.0%
2,360,000	Unilever PLC - SP-ADR	127,723,200

CONSUMER SERVICES SECTOR - 12.8%
	Cable/Satellite TV - 5.1%
8,304,000	Comcast Corp. - Cl A	323,191,680

	Movies/Entertainment - 3.9%
2,762,000	Twenty-First Century Fox Inc. - Cl A	78,275,080
6,066,000	Twenty-First Century Fox Inc. - Cl B	169,059,420
		247,334,500
	Other Consumer Services - 3.8%
6,811,000	eBay Inc. *	237,840,120

DISTRIBUTION SERVICES SECTOR - 3.9%
	Medical Distributors - 3.9%
2,627,000	AmerisourceBergen Corp.	248,330,310

ELECTRONIC TECHNOLOGY SECTOR - 3.7%
	Electronic Components - 3.7%
2,953,000	TE Connectivity Ltd.	232,342,040

ENERGY MINERALS SECTOR - 1.2%
	Oil & Gas Production - 1.2%
2,313,000	Devon Energy Corp.	73,946,610

FINANCE SECTOR - 15.5%
	Financial Conglomerates - 8.7%
1,815,000	Berkshire Hathaway Inc. - Cl B *	307,406,550
2,663,000	JPMorgan Chase & Co.	243,398,200
		550,804,750
	Major Banks - 3.3%
4,070,000	Bank of New York Mellon Corp.	207,651,400

	Property/Casualty Insurance - 3.5%
5,062,000	Progressive Corp.	223,183,580

HEALTH SERVICES SECTOR - 4.8%
	Managed Health Care - 4.8%
1,624,000	UnitedHealth Group Inc.	301,122,080

INDUSTRIAL SERVICES SECTOR - 2.9%
	Oilfield Services/Equipment - 2.9%
2,742,000	Schlumberger Ltd.	180,533,280

PROCESS INDUSTRIES SECTOR - 2.8%
	Chemicals: Agricultural - 2.8%
10,672,000	Potash Corp. of Saskatchewan Inc.	173,953,600

PRODUCER MANUFACTURING SECTOR - 7.7%
	Industrial Conglomerates - 4.5%
2,115,000	Honeywell International Inc.	281,908,350

	Trucks/Construction/Farm Machinery - 3.2%
3,068,000	PACCAR Inc.	202,610,720

RETAIL TRADE SECTOR - 6.3%
	Apparel/Footwear Retail - 2.4%
2,100,000	The TJX Companies Inc.	151,557,000

	Discount Stores - 3.9%
3,393,000	Dollar General Corp.	244,601,370

TECHNOLOGY SERVICES SECTOR - 12.0%
	Information Technology Services - 7.6%
1,991,000	Accenture PLC	246,246,880
3,544,000	Cerner Corp. *	235,569,680
		481,816,560
	Packaged Software - 4.4%
1,930,000	Microsoft Corp.	133,034,900
2,925,000	Oracle Corp.	146,659,500
		279,694,400
TRANSPORTATION SECTOR - 3.3%
	Air Freight/Couriers - 3.3%
3,732,000	Expeditors International of Washington Inc.	210,783,360
	Total common stocks (cost $3,922,551,282)	5,830,404,852

Principal Amount
SHORT-TERM INVESTMENTS - 9.7% (a)

	Bank Deposit Account - 9.7%
$613,321,386	U.S. Bank, N.A., 0.95% ^	$613,321,386
	Total short-term investments (cost $613,321,386)	613,321,386
	Total investments - 102.0% (cost $4,535,872,668)	6,443,726,238

	Other assets, less liabilities - (2.0%) (a)	(123,769,952)
	TOTAL NET ASSETS - 100.0%	$6,319,956,286

^	The rate shown is the yield as of June 30,2017.
*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
PLC	-Public Limited Company
SP-ADR	-Sponsored American Depositary Receipt

The cost basis of investments for federal income tax purposes at June 30, 2017, was as follows+:

Cost of investments	$4,535,872,668

Gross unrealized appreciation	1,977,468,768
Gross unrealized depreciation	(69,615,198)
Net unrealized appreciation	$1,907,853,570

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 –	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 –	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2017, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Assets:
Level 1 – Common Stocks	$5,830,404,852
Level 2 – Short-Term Bank Deposit Account	613,321,386
Level 3 –	---
Total Assets	6,443,726,238
Total	$6,443,726,238

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels during the period ended June 30, 2017.

See the Schedule of Investments for investments detailed by industry classifications.

FMI International Fund
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 78.2% (a)
COMMON STOCKS - 71.3% (a)

COMMERCIAL SERVICES SECTOR - 8.6%
	Advertising/Marketing Services - 1.9%
7,317,000	WPP PLC (Jersey) (b)	$154,072,540

	Miscellaneous Commercial Services - 3.6%
1,154,966	DKSH Holding AG (Switzerland) (b)	93,901,342
2,635,000	Secom Co. Ltd. (Japan) (b)	200,484,009
		294,385,351
	Personnel Services - 3.1%
3,300,000	Adecco Group AG (Switzerland) (b)	251,401,268

COMMUNICATIONS SECTOR - 4.3%
	Wireless Telecommunications - 4.3%
2,810,000	Millicom International Cellular S.A. (Luxembourg) (b)	166,205,963
8,235,000	Vivendi S.A. (France) (b)	183,373,023
		349,578,986
CONSUMER DURABLES SECTOR - 8.3%
	Electronics/Appliances - 3.0%
7,270,000	Electrolux AB - Series B (Sweden) (b)	238,392,454

	Motor Vehicles - 1.5%
9,703,000	Isuzu Motors Ltd. (Japan) (b)	120,485,690

	Other Consumer Specialties - 1.3%
25,725,000	Samsonite International S.A. (Luxembourg) (b)	107,473,844

	Tools & Hardware - 2.5%
5,500,300	Makita Corp. (Japan) (b)	203,698,313

CONSUMER NON-DURABLES SECTOR - 7.3%
	Food: Major Diversified - 2.3%
2,080,000	Nestle' S.A. (Switzerland) (b)	181,412,769

	Household/Personal Care - 5.0%
2,021,000	Henkel AG & Co. KGaA (Germany) (b)	244,812,917
2,950,000	Unilever PLC (Britain) (b)	159,648,534
		404,461,451
CONSUMER SERVICES SECTOR - 7.6%
	Cable/Satellite TV - 2.1%
4,200,000	Liberty Global PLC (Britain) *	89,922,000
3,710,000	Shaw Communications Inc. (Canada)	80,934,531
		170,856,531
	Casinos/Gaming - 1.1%
70,280,000	Genting Malaysia Berhad (Malaysia) (b)	90,035,939

	Restaurants - 4.4%
5,288,462	Compass Group PLC (Britain) (b)	111,627,060
4,650,000	Whitbread PLC (Britain) (b)	240,310,102
		351,937,162
DISTRIBUTION SERVICES SECTOR - 4.6%
	Wholesale Distributors - 4.6%
5,970,000	Travis Perkins PLC (Britain) (b)	113,173,294
4,250,000	Wolseley PLC (Jersey) (b)	260,856,689
		374,029,983
ELECTRONIC TECHNOLOGY SECTOR - 6.5%
	Aerospace & Defense - 3.7%
25,801,000	Rolls-Royce Holdings PLC (Britain) *(b)	299,257,592

	Electronic Components - 2.8%
2,868,000	TE Connectivity Ltd. (Switzerland)	225,654,240

FINANCE SECTOR - 3.8%
	Property/Casualty Insurance - 3.8%
2,585,000	Admiral Group PLC (Britain) (b)	67,455,524
560,000	Fairfax Financial Holdings Ltd. (Canada)	242,694,016
		310,149,540
INDUSTRIAL SERVICES SECTOR - 2.8%
	Oilfield Services/Equipment - 2.8%
3,447,000	Schlumberger Ltd. (Curacao)	226,950,480

PROCESS INDUSTRIES SECTOR - 2.8%
	Chemicals: Agricultural - 2.8%
13,633,000	Potash Corp. of Saskatchewan Inc. (Canada)	222,217,900

PRODUCER MANUFACTURING SECTOR - 6.4%
	Industrial Conglomerates - 6.4%
5,520,000	Jardine Strategic Holdings Ltd. (Bermuda) (b)	230,114,442
13,955,000	Smiths Group PLC (Britain) (b)	290,152,801
		520,267,243
RETAIL TRADE SECTOR - 1.8%
	Specialty Stores - 1.8%
885,000	Dufry AG (Switzerland) *(b)	145,237,621

TECHNOLOGY SERVICES SECTOR - 4.0%
	Information Technology Services - 4.0%
2,618,000	Accenture PLC (Ireland)	323,794,240

TRANSPORTATION SECTOR - 2.5%
	Other Transportation - 2.5%
44,763,509	Bolloré (France) (b)	203,531,629
	Total common stocks (cost $5,224,958,289)	5,769,282,766

PREFERRED STOCKS - 6.9% (a)

CONSUMER DURABLES SECTOR - 1.6%
	Motor Vehicles - 1.6%
1,240,000	Hyundai Motor Co. (South Korea) (b)	126,258,621

CONSUMER NON-DURABLES SECTOR - 2.2%
	Household/Personal Care - 2.2%
550,000	Amorepacific Corp. (South Korea)	89,411,353
171,000	LG Household & Health Care Ltd. (South Korea) (b)	92,954,271
		182,365,624
ELECTRONIC TECHNOLOGY SECTOR - 3.1%
	Telecommunications Equipment - 3.1%
156,000	Samsung Electronics Co. Ltd. (South Korea) (b)	254,357,710
	Total preferred stocks (cost $412,796,296)	562,981,955
	Total long-term investments (cost $5,637,754,585)	6,332,264,721

Principal Amount
SHORT-TERM INVESTMENTS - 22.2% (a)
	Bank Deposit Account - 9.9%
$798,305,095	U.S. Bank N.A., 0.95% ^	798,305,095
	Total Bank Discount Account (cost $798,305,095)

	U.S. Treasury Securities - 12.3%
400,000,000	U.S. Treasury Bills, 0.378%, due 07/06/17 ^	399,974,800
600,000,000	U.S. Treasury Bills, 0.729%, due 07/27/17 ^	599,671,800
	Total U.S. treasury securities (cost $999,577,445)	999,646,600
	Total short-term investments (cost $1,797,882,540)	1,797,951,695
	Total investments - 100.4% (cost $7,435,637,125)	8,130,216,416

	Other assets, less liabilities - (0.4%) (a)	(36,082,505)
	TOTAL NET ASSETS - 100.0%	$8,094,133,911

^	The rate shown is the yield as of June 30, 2017.
*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
(b)
Security does not trade during New York Stock Exchange hours and has been valued in accordance with the Funds' pricing procedures and has been classified as level 2. As of June 30, 2017 the aggregate value of these securities was $4,830,685,961.

PLC	-Public Limited Company

FMI International Fund
SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2017 (Unaudited)

				U.S. $ Value on			U.S. $ Value on
				June 30, 2017			June 30, 2017	Unrealized
Settlement		Currency to		of Currency to	Currency to		of Currency to	Appreciation
Date	Counterparty	be Delivered		be Delivered	be Received		be Received	(Depreciation)
7/21/2017	Goldman Sachs & Co.	20,000,000	British Pound	$26,067,714	25,594,000	U.S. Dollar	$25,594,000	$(473,714)

7/21/2017	State Street Global Markets, LLC	1,000,000,000	British Pound	1,303,385,686	1,284,371,000	U.S. Dollar	1,284,371,000	(19,014,686)

7/21/2017	JPMorgan Chase	340,000,000	Canadian Dollar	262,298,161	253,894,227	U.S. Dollar	253,894,227	(8,403,934)

7/21/2017	Goldman Sachs & Co.	60,000,000	Euro	68,608,997	67,268,400	U.S. Dollar	67,268,400	(1,340,597)

7/21/2017	Northern Trust Co.	400,000,000	Euro	457,393,315	430,756,000	U.S. Dollar	430,756,000	(26,637,315)

7/21/2017	Bank of New York Mellon	45,000,000,000	Japanese Yen	400,472,093	413,964,399	U.S. Dollar	413,964,399	13,492,306

7/21/2017	Bank of New York Mellon	310,000,000	Malaysian Ringgit	72,148,824	70,077,085	U.S. Dollar	70,077,085	(2,071,739)

7/21/2017	Bank of New York Mellon	520,000,000,000	South Korean Won	454,631,329	455,302,291	U.S. Dollar	455,302,291	670,962

7/21/2017	Bank of New York Mellon	200,000,000	Swedish Krona	23,769,802	23,012,232	U.S. Dollar	23,012,232	(757,570)

7/21/2017	Goldman Sachs & Co.	1,400,000,000	Swedish Krona	166,388,611	156,785,450	U.S. Dollar	156,785,450	(9,603,161)

7/21/2017	JPMorgan Chase	520,000,000	Swiss Franc	543,064,788	525,363,538	U.S. Dollar	525,363,538	(17,701,250)
				$3,778,229,320			$3,706,388,622	$(71,840,698)

The cost basis of investments for federal income tax purposes at June 30, 2017, was as follows+:

Cost of investments	$7,435,637,125
Gross unrealized appreciation (excluding forward currency contracts)	904,144,075
Gross unrealized depreciation (excluding forward currency contracts)	(209,564,784)
Net unrealized appreciation (excluding forward currency contracts)	$694,579,291

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 –	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 –	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2017, based on the inputs used to value them:

		Other
		Financial
Valuation Inputs	Investments in Securities	Instruments^
Assets:
Level 1 – Common Stocks	$1,412,167,407	$ ---
Level 1 – Preferred Stocks	89,411,353	---
Total Level 1	1,501,578,760	---
Level 2 – Common Stocks	4,357,115,359	---
Level 2 – Preferred Stocks	473,570,602	---
Level 2 – Short-Term Bank Deposit Account	798,305,095	---
Level 2 – Short-Term U.S. Treasury Securities	999,646,600	---
Level 2 – Forward Currency Contracts	---	14,163,268
Total Level 2	6,628,637,656	14,163,268
Level 3 –	---	---
Total Assets	8,130,216,416	14,163,268
Liabilities:
Level 2 – Forward Currency Contracts	---	(86,003,966)

Total	$8,130,216,416	$(71,840,698)

^Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.   The Fund recognized the following transfers in and out of level 1 and level 2 for the nine month period ended June 30, 2017.

Transfer out of level 2 into level 1 of $89,411,353 was due to the use of close price in accordance with the valuation policy.

See the Schedule of Investments for investments detailed by industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models.  These models may use pricing curves based on market inputs including current exchange rates or indices.  These curves are combined with volatility factors to value the overall positions.  The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. On a quarterly average, there were fifteen forward currency contracts outstanding during the nine month period ending June 30, 2017. These contracts are not subject to master netting agreements.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forward Currency Contracts.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS - 82.3% (a)

COMMERCIAL SERVICES SECTOR - 14.3%
	Advertising/Marketing Services - 3.1%
1,338,000	Interpublic Group of Cos. Inc.	32,914,800

	Financial Publishing/Services - 1.0%
65,000	FactSet Research Systems Inc.	10,801,700

	Miscellaneous Commercial Services - 4.4%
1,650,000	Genpact Ltd.	45,919,500

	Personnel Services - 5.8%
250,000	ManpowerGroup Inc.	27,912,500
689,000	Robert Half International Inc.	33,023,770
		60,936,270
CONSUMER DURABLES SECTOR - 1.5%
	Homebuilding - 1.5%
6,600	NVR Inc. *	15,910,026

CONSUMER SERVICES SECTOR - 5.4%
	Cable/Satellite TV - 1.5%
22,000	Cable One Inc.	15,639,800

	Other Consumer Services - 3.9%
68,000	Graham Holdings Co.	40,776,200

DISTRIBUTION SERVICES SECTOR - 8.1%
	Electronics Distributors - 2.7%
365,000	Arrow Electronics Inc. *	28,623,300

	Wholesale Distributors - 5.4%
373,000	Anixter International Inc. *	29,168,600
240,000	Applied Industrial Technologies Inc.	14,172,000
150,000	MSC Industrial Direct Co. Inc.	12,894,000
		56,234,600
ELECTRONIC TECHNOLOGY SECTOR - 5.0%
	Aerospace & Defense - 3.1%
337,000	Esterline Technologies Corp. *	31,947,600

	Electronic Production Equipment - 1.0%
160,000	MKS Instruments Inc.	10,768,000

	Telecommunications Equipment - 0.9%
147,000	ViaSat Inc. *	9,731,400

FINANCE SECTOR - 19.1%
	Finance/Rental/Leasing - 11.0%
360,000	ePlus Inc. *	26,676,000
1,025,000	FirstCash Inc.	59,757,500
403,000	Ryder System Inc.	29,007,940
		115,441,440
	Property/Casualty Insurance - 5.5%
687,000	Greenlight Capital Re Ltd. *	14,358,300
327,000	W.R. Berkley Corp.	22,618,590
24,000	White Mountains Insurance Group Ltd.	20,847,120
		57,824,010
	Real Estate Development - 1.5%
835,000	Kennedy-Wilson Holdings Inc.	15,906,750

	Regional Banks - 1.1%
253,000	Zions Bancorporation	11,109,230

HEALTH SERVICES SECTOR - 2.1%
	Medical/Nursing Services - 2.1%
366,000	MEDNAX Inc. *	22,095,420

HEALTH TECHNOLOGY SECTOR - 2.1%
	Medical Specialties - 2.1%
215,000	Varian Medical Systems Inc. *	22,185,850

PROCESS INDUSTRIES SECTOR - 5.1%
	Containers/Packaging - 2.6%
309,000	Avery Dennison Corp.	27,306,330

	Industrial Specialties - 2.5%
514,000	H.B. Fuller Co.	26,270,540

PRODUCER MANUFACTURING SECTOR - 9.4%
	Building Products - 2.7%
620,000	Armstrong World Industries Inc. *	28,520,000

	Industrial Machinery - 2.8%
441,000	Woodward Inc.	29,802,780

	Miscellaneous Manufacturing - 3.9%
129,000	Carlisle Cos. Inc.	12,306,600
921,000	TriMas Corp. *	19,202,850
65,000	Valmont Industries Inc.	9,724,000
		41,233,450
RETAIL TRADE SECTOR - 3.0%
	Food Retail - 0.9%
90,000	Casey's General Stores Inc.	9,639,900

	Specialty Stores - 2.1%
487,450	Penske Automotive Group Inc.	21,403,930

TECHNOLOGY SERVICES SECTOR - 5.8%
	Data Processing Services - 3.3%
455,000	Broadridge Financial Solutions Inc.	34,379,800

	Health Industry Services - 2.5%
2,045,000	Allscripts Healthcare Solutions Inc. *	26,094,200

TRANSPORTATION SECTOR - 1.4%
	Marine Shipping - 1.4%
221,000	Kirby Corp. *	14,773,850
	Total common stocks (cost $595,916,709)	864,190,676

Principal Amount
SHORT-TERM INVESTMENTS - 17.7% (a)
	Bank Deposit Account - 8.2%
$86,033,569	U.S. Bank N.A., 0.95% ^	86,033,569
	Total Bank Discount Account (cost $86,033,569)

	U.S. Treasury Securities - 9.5%
50,000,000	U.S. Treasury Bills, 0.378%, due 07/06/17 ^	49,996,850
50,000,000	U.S. Treasury Bills, 0.729%, due 07/27/17 ^	49,972,650
	Total U.S. treasury securities (cost $99,962,889)	99,969,500
	Total short-term investments (cost $185,996,458)	186,003,069
	Total investments - 100.0% (cost $781,913,167)	1,050,193,745

	Other assets, less liabilities - (0.0%) (a)	(10,780)
	TOTAL NET ASSETS - 100.0%	$1,050,182,965

^	The rate shown is the yield as of June 30, 2017.
*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

The cost basis of investments for federal income tax purposes at June 30, 2017, was as follows+:

Cost of investments	$781,913,167

Gross unrealized appreciation	280,358,817
Gross unrealized depreciation	(12,078,239)
Net unrealized appreciation	$268,280,578

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 –	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 –	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2017, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Assets:
Level 1 – Common Stocks	$864,190,676
Level 2 – Short-Term Bank Deposit Account	86,033,569
Level 2 – Short-Term U.S. Treasury Securities	99,969,500
Total Level 2	186,003,069
Level 3 –	---
Total Assets	1,050,193,745
Total	$1,050,193,745

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels during the period ended June 30, 2017.

See the Schedule of Investments for investments detailed by industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's third fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act(17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   FMI Funds, Inc.

By (Signature and Title)      /s/Ted D. Kellner
Ted D. Kellner, President/Principal Executive Officer

Date     August 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ted D. Kellner
Ted D. Kellner, President/Principal Executive Officer

Date     August 4, 2017

By (Signature and Title)      /s/Ted D. Kellner
Ted D. Kellner, Treasurer/Principal Financial Officer

Date     August 4, 2017